Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets	Other current assets consist of the following:
	As of December 31, 2022	As of June 30, 2023
		(Unaudited)
	RMB	RMB
Value-added tax recoverable	23,731,587	30,008,975
Deposits	3,434,080	3,368,617
Others	109,548	2,379,148
Total	27,275,215	35,756,740